GOING CONCERN (Details Textual) (USD $)				0 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Subsequent Event [Member]	Aug. 19, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]
Going Concern Disclosure [Line Items]
Working Capital	$ 16,240,000	$ 23,220,000
Retained Earnings (Accumulated Deficit)	(131,863,000)	(124,112,000)	(110,325,000)
Proceeds from Issuance Initial Public Offering						6,750,673
Underwriters Discounts					1,027,349
Working Capital Requirement Backlog				$ 33,000,000	$ 35,400,000